Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts receivable	$ 46	$ 45
Allowance for doubtful notes receivable securitized vacation ownership	$ 10	$ 10
Common stock par value	$ 0.01	$ 0.01
Common Stock, authorized	1,000,000,000	1,000,000,000
Common Stock, outstanding	195,913,400	192,970,437